ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 10, 2025 VIA EDGAR	James M. Forbes T +1 617 235 4765 james.forbes@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Putnam ETF Trust (the “Registrant”)

 (Registration Nos. 333-253222 and 811-23643)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Franklin California Municipal Income ETF, Franklin Massachusetts Municipal Income ETF, Franklin Minnesota Municipal Income ETF, Franklin Municipal High Yield ETF, Franklin Municipal Income ETF, Franklin New Jersey Municipal Income ETF, Franklin New York Municipal Income ETF, Franklin Ohio Municipal Income ETF, Franklin Pennsylvania Municipal Income ETF and Franklin Short-Term Municipal Income ETF, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement (“Amendment No. 30”), and (b) that Amendment No. 30 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 235-4765.

Very truly yours,

/s/ James M. Forbes

 James M. Forbes

cc:	Venice Monagan, Esq., Franklin Templeton
Tara Gormel, Esq., Franklin Templeton